Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Carrying Amounts of Each Class of Other Intangible Assets
The carrying amounts of each class of other intangible assets were as follows:

	December 31
	2020 (Retrospectively Adjusted)	2021
	NT$	NT$	US$ (Note 4)

Customer relationships	$9,120,300	$7,990,956	$288,066
Computer software	2,795,873	2,779,723	100,206
Patents and acquired specific technology	15,720,213	13,730,404	494,968
Others	75,385	62,624	2,258

	$27,711,771	$24,563,707	$885,498

For the year ended December 31, 2019

	Customer Relationships	Computer Software	Patents and Acquired Specific Technology	Others	Total
	NT$	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2019	$11,915,636	$4,401,045	$20,588,356	$83,657	$36,988,694
Additions	—	1,358,533	—	(7,625)	1,350,908
Disposals or derec o gniza tion	(915,635)	(1,123,446)	—	(6,315)	(2,045,396)
Acquisition through business combinations (Note 29)	—	19,944	732,604	—	752,548
Effect of foreign currency exchange differences	—	(49,198)	(2,264)	(1,417)	(52,879)

Balance at December 31, 2019	$11,000,001	$4,606,878	$21,318,696	$68,300	$36,993,875

Accumulated amortization

Balance at January 1, 2019	$1,548,839	$3,241,363	$1,332,687	$27,772	$6,150,661
Amortization expense	1,033,464	583,300	1,955,703	4,139	3,576,606
Disposals or derecognization	(915,635)	(1,116,512)	—	(6,315)	(2,038,462)
Acquisition through business combinations (Note 29)	—	7,765	313,422	—	321,187
Effect of foreign currency exchange differences	—	(38,577)	(1,639)	(293)	(40,509)

Balance at December 31, 2019	$1,666,668	$2,677,339	$3,600,173	$25,303	$7,969,483

For the year ended December 31, 2020 (retrospectively adjusted)

	Customer Relationships	Computer Software	Patents and Acquired Specific Technology	Others	Total
	NT$	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2020	$11,000,001	$4,606,878	$21,318,696	$68,300	$36,993,875
Additions	—	951,439	171	31,045	982,655
Disposals or derecognization	—	(55,413)	—	(14,594)	(70,007)
Disposal of subsidiaries (Note 30)	—	(38,125)	—	—	(38,125)
Acquisition through business combinations (Note 29)	885,565	1,567,508	—	114,269	2,567,342
Effect of foreign currency exchange differences	4,717	(65,838)	312	(19,160)	(79,969)

Balance at December 31, 2020	$11,890,283	$6,966,449	$21,319,179	$179,860	$40,355,771

Accumulated amortization

Balance at January 1, 2020	$1,666,668	$2,677,339	$3,600,173	$25,303	$7,969,483
Amortization expense	1,000,000	729,330	1,998,554	5,493	3,733,377
Disposals or derecognization	—	(47,345)	—	(5,044)	(52,389)
Disposal of subsidiaries (Note 30)	—	(10,688)	—	—	(10,688)
Acquisition through business combinations (Note 29)	102,768	843,746	—	79,673	1,026,187
Effect of foreign currency exchange differences	547	(21,806)	239	(950)	(21,970)

Balance at December 31, 2020	$2,769,983	$4,170,576	$5,598,966	$104,475	$12,644,000

For the year ended December 31, 2021

	Customer Relationships	Computer Software	Patents and Acquired Specific Technology	Others	Total
	NT$	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2021 (retrospectively adjusted)	$11,890,283	$6,966,449	$21,319,179	$179,860	$40,355,771
Additions	—	1,193,060	2,000	37,959	1,233,019
Disposals or derecognization	(102,637)	(150,670)	—	(71,014)	(324,321)
Disposal of subsidiaries (Note 30)	—	(789,998)	(5,401)	(6,243)	(801,642)
Acquisition through business combinations (Note 29)	—	622	—	—	622
Effect of foreign currency exchange differences	(83,041)	(167,769)	(537)	(7,036)	(258,383)

Balance at December 31, 2021	$11,704,605	$7,051,694	$21,315,241	$133,526	$40,205,066

Accumulated amortization

Balance at January 1, 2021	$2,769,983	$4,170,576	$5,598,966	$104,475	$12,644,000
Amortization expense	1,049,759	971,190	1,991,641	41,530	4,054,120
Disposals or derecognization	(102,637)	(139,907)	—	(67,741)	(310,285)
Disposal of subsidiaries (Note 30)	—	(626,338)	(5,288)	(3,067)	(634,693)
Acquisition through business combinations (Note 29)	—	222	—	—	222
Effect of foreign currency exchange differences	(3,456)	(103,772)	(482)	(4,295)	(112,005)

Balance at December 31, 2021	$3,713,649	$4,271,971	$7,584,837	$70,902	$15,641,359

	Customer Relationships	Computer Software	Patents and Acquired Specific Technology	Others	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Cost

Balance at January 1, 2021 (retrospectively adjusted)	$428,633	$251,134	$768,536	$6,484	$1,454,787
Additions	—	43,009	72	1,368	44,449
Disposals or derecognization	(3,700)	(5,432)	—	(2,560)	(11,692)
Disposal of subsidiaries (Note 30)	—	(28,479)	(195)	(225)	(28,899)
Acquisition through business combinations (Note 29)	—	23	—	—	23
Effect of foreign currency exchange differences	(2,994)	(6,048)	(19)	(254)	(9,315)

Balance at December 31, 2021	$421,939	$254,207	$768,394	$4,813	$1,449,353

Accumulated amortization

Balance at January 1, 2021	$99,855	$150,345	$201,837	$3,766	$455,803
Amortization expense	37,843	35,010	71,797	1,497	146,147
Disposals or derecognization	(3,700)	(5,043)	—	(2,442)	(11,185)
Disposal of subsidiaries (Note 30)	—	(22,579)	(191)	(110)	(22,880)
Acquisition through business combinations (Note 29)	—	8	—	—	8
Effect of foreign currency exchange differences	(125)	(3,741)	(17)	(155)	(4,038)

Balance at December 31, 2021	$133,873	$154,000	$273,426	$2,556	$563,855

Summary of Other Intangible Assets Useful Lives
Each class of other intangible assets was amortized on the straight-line basis over the following useful lives:

	December 31, 2020	December 31, 2021
Customer relationships	11-16 years	11-16 years
Computer software	2-10 years	2-10 years
Patents and acquired specific technology	5-17 years	5-17 years
Others	5-32 years	5-10 years